ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2026
Accounting Policies [Abstract]
Schedule of allowance for uncollectible receivables
	Allowance for Credit Loss		Credit Loss / (Recovery)
	Period Ended July 31		Period Ended July 31
	2026	2025	2026	2025
Beginning balance	$23,208	$42,680	$—	$—
Charge-offs (recoveries)	—	(57,984)	35,257	—
Reserve Adjustments	26,563	38,512	26,563	38,512
Ending Balance	$49,771	$23,208	$61,820	$38,512

Schedule of property and equipment depreciation and amortization period
Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

Schedule of rent concessions granted were recognized as reductions in revenue
		Total Rent	Period Ended July 31
Property	Period	Concession	2026	2025
9 Bond St., Brooklyn, New York	February, 2025 to January, 2027	$900,000	$480,000	$180,000